Preliminary Estimated Amortization Expense (Detail) (B-Cell Technology [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
B-Cell Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining 2013	$ 456
2014	1,822
2015	1,822
2016	1,822
2017	1,822
Thereafter	28,696
Total	$ 36,440